Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives (Details)	Jun. 30, 2026	Dec. 31, 2025
Land [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives enumeration	No Depreciation Method
Building and Building Improvements [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		3 years
Building and Building Improvements [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		39 years
Machinery and Equipment [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		3 years
Machinery and Equipment [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		7 years
Computer and Office Equipment [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		3 years
Furniture and Fixtures [Member] | Minimum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		5 years
Furniture and Fixtures [Member] | Maximum [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives		7 years
Construction-in-Process [Member]
Schedule of Estimated Useful Lives [Line Items]
Estimated useful lives enumeration	No Depreciation Method